Fair Value (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Fair Value [Abstract]
Schedule Of Financial Assets And Liabilities At Fair Value

Financial Assets and Liabilities at Fair Value as of June 30, 2017

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$201,076,520	$-	$201,076,520
Short-term money market fund*	17,067,053	-	17,067,053
Exchange-traded futures contracts
Energies	(1,321,328)	-	(1,321,328)
Grains	(707,267)	-	(707,267)
Interest rates	(5,574,794)	-	(5,574,794)
Livestock	(38,220)	-	(38,220)
Metals	(145,179)	-	(145,179)
Softs	173,328	-	173,328
Stock indices	(2,457,463)	-	(2,457,463)

Total exchange-traded futures contracts	(10,070,923)	-	(10,070,923)

Over-the-counter forward currency contracts	-	(1,397,800)	(1,397,800)

Total futures and forward currency contracts (2)	(10,070,923)	(1,397,800)	(11,468,723)

Total financial assets at fair value	$208,072,650	$(1,397,800)	$206,674,850

Per line item in the Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts as collateral			$35,416,755
Investments in U.S. Treasury notes held in custody			165,659,765
Total investments in U.S. Treasury notes			$201,076,520

(2)
Net unrealized appreciation on open futures and forward currency contracts			$-
Net unrealized depreciation on open futures and forward currency contracts			(11,468,723)
Total net unrealized appreciation on open futures and forward currency contracts			$(11,468,723)

*The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.

Financial Assets and Liabilities at Fair Value as of December 31, 2016

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$201,393,964	$-	$201,393,964
Short-term money market fund*	18,621,676	-	18,621,676
Exchange-traded futures contracts
Energies	(30,169)	-	(30,169)
Grains	28,884	-	28,884
Interest rates	2,204,441	-	2,204,441
Livestock	(790)	-	(790)
Metals	347,170	-	347,170
Softs	(16,816)	-	(16,816)
Stock indices	870,711	-	870,711

Total exchange-traded futures contracts	3,403,431	-	3,403,431

Over-the-counter forward currency contracts	-	1,661,635	1,661,635

Total futures and forward currency contracts (2)	3,403,431	1,661,635	5,065,066

Total financial assets at fair value	$223,419,071	$1,661,635	$225,080,706

Per line item in the Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts as collateral			$26,059,657
Investments in U.S. Treasury notes held in custody			175,334,307
Total investments in U.S. Treasury notes			$201,393,964

(2)
Net unrealized appreciation on open futures and forward currency contracts			$5,065,066
Net unrealized depreciation on open futures and forward currency contracts			-
Total net unrealized appreciation on open futures and forward currency contracts			$5,065,066

*The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.

Financial Assets and Liabilities at Fair Value as of December 31, 2016

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$ 201,393,964	$ -	$ 201,393,964
Short-term money market fund*	18,621,676	-	18,621,676
Exchange-traded futures contracts
Energies	(30,169)	-	(30,169)
Grains	28,884	-	28,884
Interest rates	2,204,441	-	2,204,441
Livestock	(790)	-	(790)
Metals	347,170	-	347,170
Softs	(16,816)	-	(16,816)
Stock indices	870,711	-	870,711

Total exchange-traded futures contracts	3,403,431	-	3,403,431

Over-the-counter forward currency contracts	-	1,661,635	1,661,635

Total futures and forward currency contracts (2)	3,403,431	1,661,635	5,065,066

Total financial assets at fair value	$ 223,419,071	$ 1,661,635	$ 225,080,706

Per line item in the Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts as collateral			$ 26,059,657
Investments in U.S. Treasury notes			175,334,307
Total investments in U.S. Treasury notes			$ 201,393,964

(2)
Net unrealized appreciation on open futures and forward currency contracts			$ 5,065,066
Net unrealized depreciation on open futures and forward currency contracts			-
Total net unrealized appreciation on open futures and forward currency contracts			$ 5,065,066

*The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.

Financial Assets and Liabilities at Fair Value as of December 31, 2015

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$ 185,337,013	$ -	$ 185,337,013
Short-term money market fund*	11,490,322	-	11,490,322
Exchange-traded futures contracts
Energies	1,506,235	-	1,506,235
Grains	336,843	-	336,843
Interest rates	(299,778)	-	(299,778)
Livestock	(88,790)	-	(88,790)
Metals	570,378	-	570,378
Softs	(32,325)	-	(32,325)
Stock indices	669,608	-	669,608

Total exchange-traded futures contracts	2,662,171	-	2,662,171

Over-the-counter forward currency contracts	-	1,597,683	1,597,683

Total futures and forward currency contracts (2)	2,662,171	1,597,683	4,259,854

Total financial assets at fair value	$ 199,489,506	$ 1,597,683	$ 201,087,189

Per line item in the Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in equity trading accounts as collateral			$ 36,536,889
Investments in U.S. Treasury notes			148,800,124
Total investments in U.S. Treasury notes			$ 185,337,013

(2)
Net unrealized appreciation on open futures and forward currency contracts			$ 4,388,065
Net unrealized depreciation on open futures and forward currency contracts			(128,211)
Total net unrealized appreciation on open futures and forward currency contracts			$ 4,259,854

*The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.